Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000001664 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,789	$ 11,789	$ 11,789	$ 11,467	$ 11,488	$ 12,052	$ 11,379	$ 11,289	$ 10,756	$ 10,580	$ 10,563	$ 10,021	$ 9,577
Average Annual Return, Percent	(1.47%)	0.01%	1.66%
C000001664 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,311	$ 12,311	$ 12,311	11,974	11,996	12,584	11,882	11,788	11,231	11,047	11,030	10,464	10,000
Average Annual Return, Percent	2.81%	0.87%	2.10%
C000137705 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,548	$ 11,548	$ 11,548	11,231	11,252	11,904	11,317	11,327	10,877	10,784	10,855	10,375	10,000
Average Annual Return, Percent	2.01%	0.05%	1.45%
C000001667 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,545	$ 12,545	$ 12,545	12,185	12,190	12,757	12,021	11,900	11,314	11,105	11,073	10,484	10,000
Average Annual Return, Percent	2.95%	1.06%	2.29%
C000001668 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,381	$ 11,381	$ 11,381	11,077	11,240	12,118	11,462	11,176	10,569	10,509	10,411	9,910	9,578
Average Annual Return, Percent	(1.59%)	(0.50%)	1.30%
C000001668 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,883	$ 11,883	$ 11,883	11,565	11,735	12,653	11,967	11,669	11,035	10,972	10,871	10,347	10,000
Average Annual Return, Percent	2.74%	0.36%	1.74%
C000137706 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,147	$ 11,147	$ 11,147	10,850	11,009	11,967	11,411	11,216	10,691	10,713	10,691	10,257	10,000
Average Annual Return, Percent	1.93%	(0.46%)	1.09%
C000001671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,116	$ 12,116	$ 12,116	11,771	11,929	12,834	12,114	11,787	11,132	11,044	10,908	10,369	10,000
Average Annual Return, Percent	2.94%	0.55%	1.94%
C000001672 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,538	$ 11,538	$ 11,538	11,257	11,412	12,380	11,937	11,405	10,812	10,712	10,615	9,988	9,579
Average Annual Return, Percent	(1.79%)	(0.62%)	1.44%
C000001672 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,046	$ 12,046	$ 12,046	11,752	11,914	12,925	12,462	11,907	11,288	11,183	11,082	10,428	10,000
Average Annual Return, Percent	2.50%	0.23%	1.88%
C000137707 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,301	$ 11,301	$ 11,301	11,025	11,177	12,217	11,873	11,434	10,924	10,918	10,906	10,349	10,000
Average Annual Return, Percent	1.57%	(0.58%)	1.23%
C000001675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,289	$ 12,289	$ 12,289	11,977	12,114	13,105	12,609	12,023	11,373	11,253	11,128	10,449	10,000
Average Annual Return, Percent	2.60%	0.44%	2.08%
C000001676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 12,022	$ 12,022	$ 12,022	11,604	11,692	12,466	11,842	11,497	10,877	10,702	10,549	9,911	9,578
Average Annual Return, Percent	(0.71%)	0.04%	1.86%
C000001676 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,552	$ 12,552	$ 12,552	12,116	12,207	13,016	12,364	12,004	11,357	11,174	11,015	10,348	10,000
Average Annual Return, Percent	3.60%	0.90%	2.30%
C000137708 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,767	$ 11,767	$ 11,767	11,358	11,444	12,297	11,773	11,533	10,988	10,897	10,836	10,259	10,000
Average Annual Return, Percent	2.76%	0.08%	1.64%
C000001679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,805	$ 12,805	$ 12,805	12,350	12,417	13,201	12,524	12,133	11,454	11,245	11,062	10,379	10,000
Average Annual Return, Percent	3.69%	1.08%	2.50%
C000001680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 12,033	$ 12,033	$ 12,033	11,624	11,665	12,326	11,999	11,389	10,761	10,663	10,618	9,952	9,584
Average Annual Return, Percent	(0.80%)	0.24%	1.87%
C000001680 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,556	$ 12,556	$ 12,556	12,129	12,172	12,861	12,520	11,884	11,229	11,126	11,079	10,384	10,000
Average Annual Return, Percent	3.52%	1.11%	2.30%
C000137709 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,769	$ 11,769	$ 11,769	11,369	11,410	12,169	11,931	11,414	10,868	10,854	10,904	10,306	10,000
Average Annual Return, Percent	2.72%	0.29%	1.64%
C000001683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,807	$ 12,807	$ 12,807	12,346	12,355	13,042	12,669	11,999	11,306	11,190	11,128	10,407	10,000
Average Annual Return, Percent	3.73%	1.31%	2.50%
C000001684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 12,262	$ 12,262	$ 12,262	11,571	11,840	12,425	11,675	11,453	10,775	10,556	10,613	10,031	9,578
Average Annual Return, Percent	1.56%	0.51%	2.06%
C000001684 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,801	$ 12,801	$ 12,801	12,081	12,361	12,972	12,189	11,957	11,249	11,020	11,080	10,472	10,000
Average Annual Return, Percent	5.97%	1.37%	2.50%
C000137710 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,005	$ 12,005	$ 12,005	11,329	11,592	12,263	11,614	11,486	10,893	10,756	10,900	10,391	10,000
Average Annual Return, Percent	5.13%	0.57%	1.84%
C000001687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 13,047	$ 13,047	$ 13,047	12,290	12,547	13,149	12,321	12,076	11,336	11,091	11,126	10,494	10,000
Average Annual Return, Percent	6.16%	1.56%	2.70%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,551	$ 12,551	$ 12,551	12,200	12,177	12,950	12,369	11,908	11,227	11,088	10,915	10,326	10,000
Average Annual Return, Percent	2.88%	1.06%	2.30%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.59%	0.29%	1.56%
S And P Municipal Bond Kansas Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Kansas Index
Account Value	$ 12,526	$ 12,526	$ 12,526	12,238	12,185	12,806	12,459	11,920	11,275	11,164	10,997	10,381	10,000
Average Annual Return, Percent	2.35%	1.00%	2.28%
S And P Municipal Bond Kentucky Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Kentucky Index
Account Value	$ 12,706	$ 12,706	$ 12,706	12,309	12,293	12,985	12,263	11,914	11,214	11,090	10,914	10,353	10,000
Average Annual Return, Percent	3.23%	1.30%	2.42%
S And P Municipal Bond Michigan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Michigan Index
Account Value	$ 12,949	$ 12,949	$ 12,949	12,590	12,583	13,374	12,804	12,220	11,506	11,317	11,081	10,437	10,000
Average Annual Return, Percent	2.85%	1.17%	2.62%
S And P Municipal Bond Missouri Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Missouri Index
Account Value	$ 12,550	$ 12,550	$ 12,550	12,199	12,223	12,921	12,302	11,888	11,232	11,075	10,877	10,307	10,000
Average Annual Return, Percent	2.87%	1.09%	2.30%
S And P Municipal Bond Ohio Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Ohio Index
Account Value	$ 13,134	$ 13,134	$ 13,134	12,795	12,865	13,670	13,051	12,288	11,634	11,441	11,212	10,381	10,000
Average Annual Return, Percent	2.65%	1.34%	2.76%
Lipper Ohio Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ohio Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.92%	0.50%	1.79%
S And P Municipal Bond Wisconsin Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Wisconsin Index
Account Value	$ 12,466	$ 12,466	$ 12,466	$ 12,005	$ 12,074	$ 12,851	$ 12,174	$ 11,898	$ 11,226	$ 11,031	$ 10,880	$ 10,329	$ 10,000
Average Annual Return, Percent	3.84%	0.94%	2.23%